SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds received from (repayment of) short-term borrowings	$ 1,138		$ (1,439)
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	(800)		0
Repayments of short-term borrowings	(400)		(1,000)
Net proceeds received from (repayment of) receivables securitization	(400)		1,000
Receivables securitization program | Maximum
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	(2,400)
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Net proceeds received from (repayment of) short-term borrowings	265	$ 190	(52)	$ (55)
US commercial paper program | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (2,759)	$ (2,009)	$ (2,447)	$ (1,803)
Exchange rate on proceeds received from short-term borrowings	1.373	1.373	1.357	1.357
Repayments of short-term borrowings	$ (2,494)	$ (1,819)	$ (2,499)	$ (1,858)
Exchange rate on repayments of short-term borrowings	1.371	1.371	1.345	1.345
Credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (3,996)		$ (3,241)
Repayments of short-term borrowings	(3,523)		(3,628)
Credit facilities | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (3,996)	$ (2,899)	$ (2,866)	$ (2,125)
Exchange rate on proceeds received from short-term borrowings	1.378	1.378	1.349	1.349
Repayments of short-term borrowings	$ (3,523)	$ (2,547)	$ (2,870)	$ (2,125)
Exchange rate on repayments of short-term borrowings	1.383	1.383	1.351	1.351
Credit facilities | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 0		$ (375)
Repayments of short-term borrowings	0		(758)
All Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Net proceeds received from (repayment of) short-term borrowings	$ 473		$ (387)